Goodwill - Impairment assumptions (Detail)		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016
Image-Guided Therapy [Member]
Goodwill [Line items]
Initial forecast period		5.30%	[1]	7.10%	[2]
Extra-polation period		4.00%	[1],[3]	5.60%	[2],[4]
Used to calculate terminal value		2.30%	[1],[5]	2.70%	[2],[6]
Pre-tax discount rates		10.90%		12.10%
Patient Care & Monitoring Solutions [Member]
Goodwill [Line items]
Initial forecast period		3.80%	[1]	6.40%	[2]
Extra-polation period		4.80%	[1],[3]	4.60%	[2],[4]
Used to calculate terminal value		2.30%	[1],[5]	2.70%	[2],[6]
Pre-tax discount rates		12.30%		14.30%
Sleep & Respiratory Care [Member]
Goodwill [Line items]
Initial forecast period		7.20%	[1]	6.80%	[2]
Extra-polation period		5.60%	[1],[3]	4.60%	[2],[4]
Used to calculate terminal value		2.30%	[1],[5]	2.70%	[2],[6]
Pre-tax discount rates		12.10%		12.60%
Professional [Member]
Goodwill [Line items]
Initial forecast period	[2]			5.00%
Extra-polation period	[2],[4]			4.30%
Used to calculate terminal value	[2],[6]			2.70%
Pre-tax discount rates				13.90%

[1]	Compound sales growth rate is the annualized steady growth rate over the forecast period
[2]	Compound sales growth rate is the annualized steady growth rate over the forecast period
[3]	Also referred to later in the text as compound long-term sales growth rate
[4]	Also referred to later in the text as compound long-term sales growth rate
[5]	The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation
[6]	The historical long-term growth rate is only applied to the first year after the 5 year extrapolation period, after which no further growth is assumed for the terminal value calculation